CHARLENE A. GRANT
Assistant Vice President
Insurance Counsel
Law Department
Phone: 949-219-7286
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
August 31, 2007
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Journey Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company
Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Journey Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Journey” or “Contract”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The prospectus for Pacific Journey is based on, and is substantially similar to, the prospectus for Pacific Explorer Individual Flexible Premium Deferred Variable Annuity (File No. 333-141136) (“Pacific Explorer”) offered by PL&A. The staff previously reviewed the Pacific Explorer disclosure in connection with its review of the Initial N-4 Filing (filed March 8, 2007), Pre-Effective Amendment No. 1 (filed May 29, 2007) and Pre-Effective Amendment No. 2 (filed on June 29, 2007) of Pacific Explorer.
By copy of this letter, we are sending a hard copy of the Pacific Journey prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Pacific Explorer prospectus and SAI.
The prospectus disclosure included in Pacific Journey differs materially from Pacific Explorer as follows:
1.	The Full Access Option Rider will not be offered for this product and the applicable disclosure was removed. All other disclosure contained in the Pacific Journey prospectus and SAI is substantially similar to Pacific Explorer.

Securities and Exchange Commission
Registration Statement for Pacific Journey on behalf of PL&A
August 31, 2007

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,
/s/ CHARLENE A. GRANT

Charlene A. Grant